Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	CureVac N.V.
Document Period End Date	Dec. 31, 2021
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Friedrich-Miescher-Strasse 15
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Entity Address, Postal Zip Code	72076
Title of 12(b) Security	Common shares, par value €0.12 per share
Trading Symbol	CVAC
Security Exchange Name	NASDAQ
Entity File Number	001-39446
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	187,120,718
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001809122
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Entity Voluntary Filers	No
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1251
Auditor Location	Stuttgart, Germany
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Friedrich-Miescher-Strasse 15
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Entity Address, Postal Zip Code	72076
Contact Personnel Name	Franz-Werner Haas
Contact Personnel Email Address	info@curevac.com